ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUALS AND OTHER CURRENT LIABILITIES
ACCRUALS AND OTHER CURRENT LIABILITIES

7. ACCRUALS AND OTHER CURRENT LIABILITIES

Accruals and other current liabilities consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Accrued external research and development related expenses	36,389	47,073	6,825
Salary and welfare payables	20,909	20,622	2,990
Professional service fees	5,161	10,252	1,486
Deferred income for reimbursement of the expenses related to the establishment of the ADS facility	2,902	2,902	421
Others	3,759	5,142	745
	69,120	85,991	12,467